Morningstar Funds Trust	Morningstar Unconstrained Allocation Fund MSTSX Summary Prospectus August 6, 2019

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information, and other information about the Fund online at http://connect.rightprospectus.com/Morningstar. You may also obtain this information at no cost by calling 877-626-3224. The Fund’s Prospectus and Statement of Additional Information dated August 6, 2019 are incorporated by reference into this Summary Prospectus.

Important Notice

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (e.g., custodian, financial adviser through which you invest or sponsor of the investment advisory program). Instead, the reports will be made available on a website (http://connect.rightprospectus.com/Morningstar), and you will be notified by mail or by such other manner as you have agreed upon with your financial intermediary each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary (including through an investment advisory program sponsored by Morningstar Investment Services LLC or another financial institution), you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Morningstar Funds held with your intermediary.

Investment Objective

The Fund seeks long-term capital appreciation over a full market cycle.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Account Service Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.47%

Distribution and/or Service (12b-1) Fees	None

Other Expenses

Sub-accounting Fees[1]	0.12%

Other Operating Expenses	0.89%
Total Other Expenses	1.01%

Acquired Fund Fees and Expenses[2]	0.30%
Total Annual Fund Operating Expenses	1.78%

Fee Waivers and Expense Reimbursement[3]	(0.48%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement[3]	1.30%

[1]

Represents fees assessed by various financial intermediaries and “mutual fund supermarkets” for providing certain account maintenance, record keeping, and transactional services with respect to Fund shares held by these intermediaries for their customers.

[2]

Acquired Fund Fees and Expenses (AFFE) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds, exchange traded funds (ETFs), and business development companies (BDCs). These are estimated for the current fiscal year.

[3]

The adviser has agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to the extent necessary to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 1.00%. Note that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement in the table above is greater than 1.00% as a result of Acquired Fund Fees and Expenses.

Example

The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$132	$514

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may mean higher transaction costs and could result in higher taxes if you hold Fund shares in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from November 2, 2018 through April 30, 2019, the Fund’s portfolio turnover rate1 was 76% of the average value of its portfolio.

Principal Investment Strategies

In seeking long-term capital appreciation over a full market cycle, the Fund has significant flexibility and invests across asset classes and geographies according to the portfolio management team’s assessment of their valuations and fundamental health.

The Fund invests in equity securities, which may include common stocks and real estate investment trusts (REITs). The Fund may invest in companies of any size from any country, including emerging markets.

[1]	Portfolio turnover rate is not annualized for periods less than one year.

To meet its objective, the Fund may also invest in fixed-income securities of varying maturity, duration, and quality. These may include U.S. and non-U.S. corporate debt securities, U.S. government debt securities, including Treasury Inflation Protected Bond Securities and zero-coupon securities, non-U.S. government debt securities, emerging-market debt securities, and mortgage-backed and asset-backed securities. The Fund may invest without limit in fixed-income securities that are rated below investment grade (commonly known as junk bonds) or, if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality.

The Fund may invest in investment companies such as mutual funds and exchange traded funds (ETFs), which could represent a significant percentage of assets. The Fund may also invest in derivatives, including options, futures, swaps, and forward foreign currency contracts, for risk management purposes or as part of its investment strategies.

Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser, Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”), may allocate assets to one or more subadvisers, in addition to open- and closed-end investment companies, ETFs, and individual securities. Each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and deciding what percent of assets to give to each subadviser, with the goal of maximizing return with a prudent level of risk for the strategy. Subject to the oversight of the board of trustees, Morningstar may change subadvisers and sell holdings at any time.

Principal Risks

You can lose money by investing in this Fund. The Fund can also underperform broad markets and other investments. The Fund’s principal risks include:

Multimanager and Subadviser Selection Risk—To a significant extent, the Fund’s performance depends on Morningstar’s skill in selecting subadvisers and each subadviser’s skill in selecting securities and executing its strategy. Subadviser strategies may occasionally be out of favor and subadvisers may underperform relative to their peers or benchmarks.

Asset Allocation Risk—In an attempt to invest in areas that look most attractive on a valuation basis, the Fund may favor asset classes or market segments that cause the Fund to underperform its benchmark. Given the wide latitude with which the adviser manages this portfolio, you should expect this Fund to periodically underperform broad markets.

Stock Market/Company Risk—Stocks can be highly volatile and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political or other factors can dramatically affect the stock market as a whole, certain industry sectors, and/or individual companies.

Interest-Rate Risk—The value of fixed-income securities, as well as some income-oriented equity securities that pay dividends, will typically decline when interest rates rise.

Credit Risk—Issuers of fixed-income securities could default or be downgraded if they fail to make required payments of principal or interest.

High-Yield Risk—High-yield securities and unrated securities of similar credit quality (commonly known as junk bonds) are subject to greater levels of credit and liquidity risks. High-yield securities are considered speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Foreign Securities Risk—Securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. They may also be subject to political, economic, and regulatory risks, and market instability.

Emerging-Markets Risk—Emerging-market countries may have relatively unstable governments and economies based on only a few industries, which can cause greater instability. These countries are also more likely to experience higher levels of inflation, deflation, or currency devaluations, which could hurt their economies and securities markets.

Currency Risk—Because this Fund invests in foreign securities, changes in currency exchange rates could hurt performance. Morningstar or a subadviser may decide not to hedge, or may not be successful in hedging, its currency exposure.

REITs and Other Real Estate Companies Risk—REITs and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses.

Derivatives Risk—A derivative is an instrument with a value based on the performance of an underlying currency, security, index, or other reference asset. Derivatives involve risks different from, or possibly greater than, the risks of investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, or difficult to value. In addition, derivatives could cause losses if the counterparty to the transaction does not perform as promised. The investment results achieved by using derivatives may not match or fully offset changes in the value of the underlying currency, security, index, or other reference asset that the Fund was attempting to hedge or the investment opportunity it was trying to pursue.

U.S. Government Securities Risk—U.S. government obligations have different levels of credit support and, therefore, different degrees of credit risk. The U.S. government does not guarantee the market value of the securities it issues, so those values may fluctuate. Like most fixed-income securities, the prices of government securities typically fall when interest rates increase and rise when interest rates decline.

Sovereign Debt Securities Risk—Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy, or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

Mortgage-Related and Other Asset-Backed Securities Risk—Mortgage-related and asset-backed securities are typically subject to the same risks inherent to investing in fixed-income securities as well as extension risk and prepayment risk:

Extension Risk—Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

Prepayment Risk—When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

Investment Company and ETF Risk—An investment company, including an open- or closed-end mutual fund or ETF, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively, or a large purchase or redemption activity by shareholders might negatively affect the value of the shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses. Shares of ETFs trade on exchanges and may be bought and sold at market value. ETF shares may be thinly traded, making it difficult for the Fund to sell shares at a particular time or an anticipated price. ETF shares may also trade at a premium or discount to the net asset value of the ETF; at times, this premium or discount could be significant.

Performance

Because the Fund has not yet been in operation for a full calendar year as of the date of this prospectus, we cannot yet report on its performance history. Once the Fund has been in operation for at least one calendar year, we will provide performance information for the Fund, as well as a comparison to a relevant market benchmark.

Fund Management

Morningstar is the investment adviser for the Fund and has overall supervisory responsibility for the general management and investment of the Fund’s portfolio. The Fund is managed in a multimanager structure. On behalf of Morningstar, the following persons have primary responsibility for the Fund and, subject to oversight by the board of trustees, are responsible for selecting and overseeing the subadvisers listed below.

Portfolio Manager	Position with Morningstar	Start Date with the Fund
Morningstar Investment Management LLC

Marta K. Norton, CFA	Portfolio Manager and Head of U.S. Outcome-Based Strategies	Since Inception

Edward Fane, CFA	Portfolio Manager	November 2018

Subadvisers and Portfolio Managers

Morningstar currently plans to allocate assets among the following subadvisers and may adjust these allocations at any time. The portfolio managers listed below are responsible for the day-to-day management of each subadviser’s allocated portion of the Fund’s portfolio:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
Brandywine Global Investment Management, LLC

David F. Hoffman, CFA	Managing Director and Portfolio Manager	May 2019

Stephen S. Smith	Managing Director and Portfolio Manager	May 2019

Jack P. McIntyre, CFA	Portfolio Manager	May 2019

Anujeet Sareen, CFA	Portfolio Manager	May 2019

Lazard Asset Management LLC

Bertrand Cliquet, CFA	Portfolio Manager/Analyst	Since Inception

Matthew Landy	Senior Vice President and Portfolio Manager/Analyst	Since Inception

John Mulquiney, CFA	Portfolio Manager/Analyst	Since Inception

Warryn Robertson	Portfolio Manager/Analyst	Since Inception

Purchase and Sale of Fund Shares

Fund shares are currently available only to investors participating in Morningstar Managed Portfolios, an investment advisory program sponsored by Morningstar Investment Services LLC, a wholly-owned subsidiary of the adviser, and also in programs sponsored by unaffiliated financial institutions that license the use of Morningstar Managed Portfolios in their own investment advisory program (collectively, Advisory Programs). There are no initial or subsequent minimum purchase amounts for the Fund. Orders to sell or “redeem” shares must be placed through the Advisory Program in which you participate and may trigger a purchase or sale of the Fund’s underlying investments. Fund shares may be purchased or redeemed on any day the New York Stock Exchange (NYSE) is open. At any time that an investor in the Fund ceases to be an eligible investor in the Fund, the entity managing the Advisory Program will direct the redemption of that investor’s Fund shares and no further purchases will be allowed.

See the Purchase and Sale of Fund Shares section on page 96 of the prospectus for more information.

Tax Information

The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.